Accrued Expenses and Other Current Liabilities (Details) - Schedule of accrued expenses and other current liabilities - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Schedule of accrued expenses and other current liabilities [Abstract]
Accrued payroll and benefits	$ 588,342	$ 60,000
Professional fees, other payable and accrued expenses	245,340	38,638
Interest payable	105,085	127,244
Accrued expenses and other current liabilities	$ 938,767	$ 225,882